Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series A [Member]
NET ASSET VALUE PER UNIT - Beginning of year	$ 849.81		$ 931.26
LOSS ALLOCATED FROM THE MASTER FUND:
Net Investment loss	(44.15)	[1]	(43.52)	[1]
Total trading and investing losses	169.78	[1]	(37.93)	[1]
Net income before profit share allocation from the Master Fund	125.63		(81.45)
Profit share allocation from Master Fund		[1],[2]		[1],[2]
Net income after profit share allocation from the Master Fund	125.63		(81.45)
NET ASSET VALUE PER UNIT - End of year	$ 975.44		$ 849.81
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	14.78%		(8.75%)
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		[2]		[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	14.78%		(8.75%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	4.93%	[3]	5.06%	[3]
Profit share allocation from the Master Fund		[2]		[2]
Total expenses	4.93%		5.06%
Net investment loss	(4.82%)	[3],[4]	(4.89%)	[3],[4]
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series B [Member]
NET ASSET VALUE PER UNIT - Beginning of year	$ 911.91		$ 982.00
LOSS ALLOCATED FROM THE MASTER FUND:
Net Investment loss	(30.30)	[1]	(29.78)	[1]
Total trading and investing losses	183.57	[1]	(40.31)	[1]
Net income before profit share allocation from the Master Fund	153.27		(70.09)
Profit share allocation from Master Fund		[1],[2]		[1],[2]
Net income after profit share allocation from the Master Fund	153.27		(70.09)
NET ASSET VALUE PER UNIT - End of year	$ 1,065.18		$ 911.91
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	16.81%		(7.14%)
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		[2]		[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	16.81%		(7.14%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	3.18%	[3]	3.30%	[3]
Profit share allocation from the Master Fund		[2]		[2]
Total expenses	3.18%		3.30%
Net investment loss	(3.07%)	[3],[4]	(3.14%)	[3],[4]
Millburn Multi-Markets Fund L.P. [Member] | Limited Partners [Member] | Series C [Member]
NET ASSET VALUE PER UNIT - Beginning of year	$ 922.11		$ 990.51
LOSS ALLOCATED FROM THE MASTER FUND:
Net Investment loss	(28.18)	[1]	(27.64)	[1]
Total trading and investing losses	185.86	[1]	(40.76)	[1]
Net income before profit share allocation from the Master Fund	157.68		(68.40)
Profit share allocation from Master Fund		[1],[2]		[1],[2]
Net income after profit share allocation from the Master Fund	157.68		(68.40)
NET ASSET VALUE PER UNIT - End of year	$ 1,079.79		$ 922.11
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND	17.10%		(6.91%)
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND		[2]		[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND	17.10%		(6.91%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	2.93%	[3]	3.02%	[3]
Profit share allocation from the Master Fund		[2]		[2]
Total expenses	2.93%		3.02%
Net investment loss	(2.82%)	[3],[4]	(2.86%)	[3],[4]
Millburn Multi-Markets Trading L.P. [Member]
Total return before General Partner profit share allocation	17.43%		(6.64%)
Total return after General Partner profit share allocation	17.43%		(6.64%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	2.63%	[5],[6]	2.74%	[5],[6]
Total expenses	2.63%	[5],[6]	2.74%	[5],[6]
Net investment loss	(2.52%)	[5],[6],[7]	(2.58%)	[5],[6],[7]
Millburn Multi-Markets Trading L.P. [Member] | Limited Partners [Member]
Total return before General Partner profit share allocation	16.42%		(7.51%)
General Partner profit share allocation	0.24%
Total return after General Partner profit share allocation	16.18%		(7.51%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	3.49%	[5],[6]	3.70%	[5],[6]
General Partner profit share allocation	0.24%
Total expenses	3.73%	[5],[6]	3.70%	[5],[6]
Net investment loss	(3.38%)	[5],[6],[7]	(3.54%)	[5],[6],[7]

[1]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[2]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[3]	Includes the Partnerships proportionate share of income and expense allocated from the Master Fund.
[4]	Excludes profit share allocation from the Master Fund and includes interest income.
[5]	Includes the proportionate share of expenses of the U.S. Feeder, Cayman Feeder and Cayman SPC Feeder (as defined in Footnote 1).
[6]	Ratios are computed net of voluntary waivers of operating expenses borne by the General Partner of the Partnership. For each of the years ended December 31, 2014 and 2013, the ratios are net of the 0.06% and 0.02% effect of the voluntary waivers of operating expenses, respectively.
[7]	Excludes General Partner profit share allocation and includes interest income.